Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Equity Income Fund
Janus Henderson Global Real Estate Fund
Janus Henderson International Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 28, 2022
to Currently Effective Prospectuses
Effective October 31, 2022, the prospectuses for the Funds are amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson Global Equity Income Fund’s prospectuses, the following paragraph is added after the fourth paragraph:
In selecting investments, the Fund also considers environmental, social, and governance (“ESG”) factors and a company’s management of ESG risks that may have a significant impact on the company’s growth, valuation, profits, cash flow, and dividends. Such factors may include corporate governance, human capital and diversity, climate change, disclosure transparency, and business ethics. The Fund evaluates ESG factors and risks, using third-party data and internally-generated analysis, which may include assessments of a company’s alignment with international commitments, a review of ESG investment risk reports, and corporate engagement. At the portfolio managers’ discretion, the Fund will engage with a company’s senior management to seek to better understand improvements in ESG reporting and disclosure, environmental performance, and strategic positioning in relation to key sustainability trends. The Fund may invest in companies whose ESG practices are evolving, with the expectation that these engagement efforts will result in improvements over time, and will consider selling a security if a company is not responsive to such engagement efforts. The Fund does not consider ESG factors and risks in managing the Fund’s exposure to cash and cash equivalents and certain derivatives, such as forward currency contracts used for hedging purposes.
2.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson Global Equity Income Fund’s prospectuses, the following risk factor is added:
ESG Integration Risk. The portfolio managers integrate ESG factors by incorporating ESG information into the Fund’s investment process. As a result, the Fund may have different exposures to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause the Fund to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries. Further, the regulatory landscape regarding ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment policies.
3.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson Global Real Estate Fund’s prospectuses, the following paragraphs replace the seventh paragraph:
To identify the universe of investible securities for the Fund, the portfolio managers also apply negative screens, which incorporate third-party inputs, to seek to avoid investing in (i) REITs that are involved in the operation of prison facilities and (ii) issuers that are United Nations Global Compact violators. At the portfolio managers’ discretion, the Fund will engage with companies regarding the adoption, or commitment to adopt, emission reduction targets. Under normal circumstances, the Fund will invest at least 10% of the Fund’s assets in companies that have committed to such targets.
The portfolio managers will generally consider selling a security if they believe that its future prospects have been accurately reflected in the market price, the company no longer meets the social or environmental criteria noted above, or if their original investment thesis has changed.
4.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson Global Real Estate Fund’s prospectuses, the following risk factor is added:
ESG Investment Risk. Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain issuers within the real estate industry or real estate-related industries, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, since ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. ESG‑related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
5.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson International Opportunities Fund’s prospectuses, the following paragraph is added after the second paragraph:
Certain sleeve portfolio managers integrate environmental, social, and governance (“ESG”) factors by incorporating ESG information into their investment process. The sleeve portfolio managers that integrate ESG factors focus on the ESG factors they consider most likely to have a material impact on the financial performance of an issuer, which includes identifying material ESG risk factors attributable to a particular sector, industry, or issuer. Such sleeve portfolio managers believe that an issuer’s ESG practices may have an impact, positive or negative, on the issuer’s long-term financial performance, and may engage with an issuer’s management to encourage improved ESG practices. ESG factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.
6.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson International Opportunities Fund’s prospectuses, the following risk factor is added:
ESG Integration Risk. Certain sleeve portfolio managers integrate ESG factors by incorporating ESG information into the Fund’s investment process. As a result, the Fund may have different exposures to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause the Fund to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which certain sleeve portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries. Further, the regulatory landscape regarding ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment policies.
Please retain this Supplement with your records.

Janus Henderson Global Equity Income Fund | Class A C S I N T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Equity Income Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 28, 2022
to Currently Effective Prospectuses
Effective October 31, 2022, the prospectuses for the Funds are amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson Global Equity Income Fund’s prospectuses, the following paragraph is added after the fourth paragraph:
In selecting investments, the Fund also considers environmental, social, and governance (“ESG”) factors and a company’s management of ESG risks that may have a significant impact on the company’s growth, valuation, profits, cash flow, and dividends. Such factors may include corporate governance, human capital and diversity, climate change, disclosure transparency, and business ethics. The Fund evaluates ESG factors and risks, using third-party data and internally-generated analysis, which may include assessments of a company’s alignment with international commitments, a review of ESG investment risk reports, and corporate engagement. At the portfolio managers’ discretion, the Fund will engage with a company’s senior management to seek to better understand improvements in ESG reporting and disclosure, environmental performance, and strategic positioning in relation to key sustainability trends. The Fund may invest in companies whose ESG practices are evolving, with the expectation that these engagement efforts will result in improvements over time, and will consider selling a security if a company is not responsive to such engagement efforts. The Fund does not consider ESG factors and risks in managing the Fund’s exposure to cash and cash equivalents and certain derivatives, such as forward currency contracts used for hedging purposes.
2.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson Global Equity Income Fund’s prospectuses, the following risk factor is added:
ESG Integration Risk. The portfolio managers integrate ESG factors by incorporating ESG information into the Fund’s investment process. As a result, the Fund may have different exposures to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause the Fund to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries. Further, the regulatory landscape regarding ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment policies.
Please retain this Supplement with your records.

Janus Henderson Global Equity Income Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Equity Income Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 28, 2022
to Currently Effective Prospectuses
Effective October 31, 2022, the prospectuses for the Funds are amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson Global Equity Income Fund’s prospectuses, the following paragraph is added after the fourth paragraph:
In selecting investments, the Fund also considers environmental, social, and governance (“ESG”) factors and a company’s management of ESG risks that may have a significant impact on the company’s growth, valuation, profits, cash flow, and dividends. Such factors may include corporate governance, human capital and diversity, climate change, disclosure transparency, and business ethics. The Fund evaluates ESG factors and risks, using third-party data and internally-generated analysis, which may include assessments of a company’s alignment with international commitments, a review of ESG investment risk reports, and corporate engagement. At the portfolio managers’ discretion, the Fund will engage with a company’s senior management to seek to better understand improvements in ESG reporting and disclosure, environmental performance, and strategic positioning in relation to key sustainability trends. The Fund may invest in companies whose ESG practices are evolving, with the expectation that these engagement efforts will result in improvements over time, and will consider selling a security if a company is not responsive to such engagement efforts. The Fund does not consider ESG factors and risks in managing the Fund’s exposure to cash and cash equivalents and certain derivatives, such as forward currency contracts used for hedging purposes.
2.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson Global Equity Income Fund’s prospectuses, the following risk factor is added:
ESG Integration Risk. The portfolio managers integrate ESG factors by incorporating ESG information into the Fund’s investment process. As a result, the Fund may have different exposures to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause the Fund to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries. Further, the regulatory landscape regarding ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment policies.
Please retain this Supplement with your records.

Janus Henderson Global Real Estate Fund | Class A C S I N T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Real Estate Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 28, 2022
to Currently Effective Prospectuses
Effective October 31, 2022, the prospectuses for the Funds are amended as follows:
3.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson Global Real Estate Fund’s prospectuses, the following paragraphs replace the seventh paragraph:
To identify the universe of investible securities for the Fund, the portfolio managers also apply negative screens, which incorporate third-party inputs, to seek to avoid investing in (i) REITs that are involved in the operation of prison facilities and (ii) issuers that are United Nations Global Compact violators. At the portfolio managers’ discretion, the Fund will engage with companies regarding the adoption, or commitment to adopt, emission reduction targets. Under normal circumstances, the Fund will invest at least 10% of the Fund’s assets in companies that have committed to such targets.
The portfolio managers will generally consider selling a security if they believe that its future prospects have been accurately reflected in the market price, the company no longer meets the social or environmental criteria noted above, or if their original investment thesis has changed.
4.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson Global Real Estate Fund’s prospectuses, the following risk factor is added:
ESG Investment Risk. Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain issuers within the real estate industry or real estate-related industries, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, since ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. ESG‑related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
Please retain this Supplement with your records.

Janus Henderson Global Real Estate Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Real Estate Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 28, 2022
to Currently Effective Prospectuses
Effective October 31, 2022, the prospectuses for the Funds are amended as follows:
3.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson Global Real Estate Fund’s prospectuses, the following paragraphs replace the seventh paragraph:
To identify the universe of investible securities for the Fund, the portfolio managers also apply negative screens, which incorporate third-party inputs, to seek to avoid investing in (i) REITs that are involved in the operation of prison facilities and (ii) issuers that are United Nations Global Compact violators. At the portfolio managers’ discretion, the Fund will engage with companies regarding the adoption, or commitment to adopt, emission reduction targets. Under normal circumstances, the Fund will invest at least 10% of the Fund’s assets in companies that have committed to such targets.
The portfolio managers will generally consider selling a security if they believe that its future prospects have been accurately reflected in the market price, the company no longer meets the social or environmental criteria noted above, or if their original investment thesis has changed.
4.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson Global Real Estate Fund’s prospectuses, the following risk factor is added:
ESG Investment Risk. Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain issuers within the real estate industry or real estate-related industries, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, since ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. ESG‑related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
Please retain this Supplement with your records.

Janus Henderson International Opportunities Fund | Class A C S I N R T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson International Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 28, 2022
to Currently Effective Prospectuses
Effective October 31, 2022, the prospectuses for the Funds are amended as follows:
5.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson International Opportunities Fund’s prospectuses, the following paragraph is added after the second paragraph:
Certain sleeve portfolio managers integrate environmental, social, and governance (“ESG”) factors by incorporating ESG information into their investment process. The sleeve portfolio managers that integrate ESG factors focus on the ESG factors they consider most likely to have a material impact on the financial performance of an issuer, which includes identifying material ESG risk factors attributable to a particular sector, industry, or issuer. Such sleeve portfolio managers believe that an issuer’s ESG practices may have an impact, positive or negative, on the issuer’s long-term financial performance, and may engage with an issuer’s management to encourage improved ESG practices. ESG factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.
6.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson International Opportunities Fund’s prospectuses, the following risk factor is added:
ESG Integration Risk. Certain sleeve portfolio managers integrate ESG factors by incorporating ESG information into the Fund’s investment process. As a result, the Fund may have different exposures to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause the Fund to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which certain sleeve portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries. Further, the regulatory landscape regarding ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment policies.
Please retain this Supplement with your records.

Janus Henderson International Opportunities Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson International Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 28, 2022
to Currently Effective Prospectuses
Effective October 31, 2022, the prospectuses for the Funds are amended as follows:
5.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson International Opportunities Fund’s prospectuses, the following paragraph is added after the second paragraph:
Certain sleeve portfolio managers integrate environmental, social, and governance (“ESG”) factors by incorporating ESG information into their investment process. The sleeve portfolio managers that integrate ESG factors focus on the ESG factors they consider most likely to have a material impact on the financial performance of an issuer, which includes identifying material ESG risk factors attributable to a particular sector, industry, or issuer. Such sleeve portfolio managers believe that an issuer’s ESG practices may have an impact, positive or negative, on the issuer’s long-term financial performance, and may engage with an issuer’s management to encourage improved ESG practices. ESG factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.
6.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson International Opportunities Fund’s prospectuses, the following risk factor is added:
ESG Integration Risk. Certain sleeve portfolio managers integrate ESG factors by incorporating ESG information into the Fund’s investment process. As a result, the Fund may have different exposures to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause the Fund to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which certain sleeve portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries. Further, the regulatory landscape regarding ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment policies.
Please retain this Supplement with your records.